Organization and Operations	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Organization and Operations

NOTE 1 – ORGANIZATION AND OPERATIONS

ORGANIZATION

Finjan Holdings, Inc. (the “Company” or “Finjan Holdings”), a Delaware corporation (formerly Converted Organics, Inc.), has two reportable business segments: a web and network security technology segment focused on licensing and enforcing its technology patent portfolio, operated by its wholly-owned subsidiary Finjan, Inc. (“Finjan”), and an organic fertilizer segment operated by another wholly-owned subsidiary, Converted Organics of California, LLC (“Converted Organics”).

Finjan was founded in 1997 as a wholly owned subsidiary of Finjan Software Ltd. (“FSL”). FSL, together with its subsidiaries, sold enterprise web security solutions, including real-time and behavior-based malware prevention. In October 2003, FSL transferred all of its shares in Finjan to Finjan Software, Inc. (“FSI”). As a result of this transfer, Finjan became a wholly-owned subsidiary of FSI (the “Former Parent”). On December 8, 2010, Finjan, Inc. changed its name to FI Delaware, Inc. On October 22, 2012, FI Delaware, Inc. changed its name back to Finjan, Inc.

In October 2009, the Former Parent sold its portfolio of intellectual property to Finjan. In November 2009, the Former Parent sold certain assets, (including assets belonging to Finjan), and Finjan granted a patent license to M86 Security Inc. (“M86”) for 7,075,629 shares of M86 common stock, of which 1,548,148 were issued to Finjan and the balance of which were issued to the Former Parent. In connection with that transaction, and subsequent to November 2009, the Former Parent and its remaining subsidiaries ceased the development, marketing and sale of its products, but retained all patents and related rights. In March 2012, M86 entered into a business combination with Trustwave Holdings, Inc. (“Trustwave”) and Finjan exchanged its interest in M86 for shares of the common stock of Trustwave. In conjunction with that transaction, in March 2012, Finjan granted Trustwave a non-exclusive license to use certain of Finjan’s technology, which license is fully paid unless certain conditions are satisfied, in which case Finjan may be entitled to receive additional payments from Trustwave. In exchange for modifying the license received from M86, Finjan received 224,000 additional shares of Trustwave Class A common stock (see Note 8).

In February 2013, Finjan distributed its interests in securities issued by two unaffiliated entities which it previously held to the Former Parent (see Note 8), and made a payment of cash in an amount sufficient to repay and satisfy in full an intercompany loan from the Former Parent to Finjan. Following that distribution, the Board of Directors and stockholders of the Former Parent approved the dissolution of, and plan of liquidation for FSI that resulted in, among other things, the distribution of all outstanding Finjan common stock to certain of the Former Parent ’s stockholders, whereby Finjan ceased to be a subsidiary of the Former Parent.

REVERSE MERGER

On June 3, 2013, Converted Organics, Inc. entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Finjan. Effective June 3, 2013 and pursuant to the Merger Agreement, a wholly owned subsidiary merged with and into Finjan and Finjan became a wholly-owned subsidiary of Converted Organics, Inc. (the “Merger”). Concurrent with the Merger, Converted Organics, Inc.’s name was changed to Finjan Holdings, Inc.

At the effective time of the Merger, each issued and outstanding shares of common stock of Finjan immediately prior to the Merger was converted into 247,087.147 shares (the “Exchange Ratio”) of Finjan Holdings common stock. In addition, each option to purchase shares of Finjan common stock that was outstanding immediately prior to the Merger was converted into an option to purchase the number of shares of Finjan Holdings common stock determined by multiplying the number of shares of Finjan common stock subject to the Finjan option by the Exchange Ratio on the same terms and conditions as were applicable to such Finjan option. The exercise price per share of each Finjan Holdings option was determined by dividing the exercise price of each Finjan option by the Exchange Ratio.

On June 3, 2013, as a condition to the closing of the Merger, the Company entered into an Exchange Agreement (the “Exchange Agreement”) with each of Hudson Bay Master Fund Ltd. (“Hudson Bay”) and Iroquois Master Fund Ltd. (“Iroquois”). Pursuant to the Exchange Agreement, immediately following the effectiveness of the Merger, Hudson Bay and Iroquois exchanged an aggregate of $1,192,500 principal amount of Converted Organics convertible notes, 13,281 shares of its 1% Series A Convertible Preferred Stock and warrants to purchase an aggregate of 105,554 shares of its common stock for an aggregate of 1,789,469 shares of Finjan Holdings common stock, or 8.0% of outstanding common stock immediately following the Merger on a fully-diluted basis.

REVERSE MERGER, CONTINUED

Upon completion of the Merger, the former stockholders of Finjan held approximately 91.5% of the outstanding shares of capital stock of Finjan Holdings on a fully-diluted basis, after giving effect to the Merger, the Exchange Agreement and assuming the exercise or conversion of all outstanding class C, D and H warrants and options (but excluding shares underlying options to purchase Finjan common stock which were converted into options to purchase Company common stock pursuant to the Merger Agreement). Accordingly, the Merger represents a change in control of the Company. Upon completion of the Merger, the stockholders and former debt holders of the Company prior to the Merger owned approximately 8.5% of the outstanding shares of capital stock of Finjan Holdings on a fully-diluted basis, without giving effect to the Finjan stock options that were converted into Company options upon the closing of the Merger.

Under generally accepted accounting principles in the United States, (“U.S. GAAP”) because Finjan’s former stockholders received the greater portion of the voting rights in the combined entity and Finjan’s senior management represents all of the senior management of the combined entity, the Merger was accounted for as a reverse acquisition under the acquisition method of accounting for business combinations, with Finjan treated as the acquiring company in the Merger for accounting purposes. Accordingly, the assets and liabilities and the historical operations that are reflected in Finjan Holdings consolidated financial statements are those of Finjan and are recorded at the historical cost basis of Finjan. The results of operations of the acquired Converted Organics business have been included in the consolidated statement of operations since the date of Merger. For additional information regarding the Merger, see Note 4.

Unless otherwise indicated or the context otherwise requires, references to “Finjan Holdings,” or “the Company” refer to Finjan Holdings, Inc., and its consolidated subsidiaries. Disclosures relating to the pre-merger business of Finjan Holdings, Inc., unless noted as being the business of Converted Organics prior to the Merger, pertain to the business of Finjan prior to the Merger.

REVERSE STOCK SPLITS

Effective on June 3, 2013, prior to the consummation of the Merger, the Company effected a 1-for-500 reverse stock split of its issued and outstanding shares of common stock. On July 5, 2013, the Company’s stockholders approved an amendment to the Company’s certificate of incorporation that provides for a 1-for-12 reverse stock split that became effective August 22, 2013.

All references in these consolidated financial statements to the number of shares, options and other common stock equivalents, price per share and weighted average number of shares outstanding of common stock have been adjusted to retroactively reflect the effect of the 1-for-500 and the 1-for-12 reverse stock splits.

OPERATIONS

The Company intends to carry on Finjan’s business as its principal line of business, although the Company continues to operate its organic fertilizer business through Converted Organics.